Intangible Assets - Estimated annual amortization expense (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Intangible Assets
2022	¥ 576,506	$ 90,466
2023	103,566	16,252
2024	3,007	472
2025	3,007	472
2026 and after	¥ 15,134	$ 2,375